SCHEDULE OF MOVEMENT OF ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Credit Loss [Abstract]
Balance at beginning of the year	$ 81,698	$ 8,584
Provision		73,652
Reversal	(27,007)
Exchange adjustment	128	(538)
Balance at end of the year	$ 54,819	$ 81,698